Financial Instruments (Schedule of Exposure to Index Risk with Respect to Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest Exchange Contract [Member]
Disclosure of fair value measurement of liabilities [line items]
Index Receivable Financial Instruments	CPI
Interest payable	1.76%
Expiration date	2036
Amount of linked principal	$ 89,619
Fair value	$ 9,353
Interest exchange contract One [Member]
Disclosure of fair value measurement of liabilities [line items]
Index Receivable Financial Instruments		CPI
Interest payable		1.76%
Expiration date		2036
Amount of linked principal		$ 107,598
Fair value		$ 7,369